Total
Capital Group Core Balanced ETF
Capital Group Core Balanced ETF
Investment objective
The fund’s investment objective is to provide a balanced approach to total return (including income and capital gains) that is consistent with the preservation of capital over the long-term.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Capital Group Core Balanced ETF Share Class USD ($)
none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Group Core Balanced ETF Share Class	[1]
Management fees	0.33%
Other expenses	none	[2]
Acquired (underlying) fund fees and expenses	none	[3]
Total annual fund operating expenses	0.33%
[1]	The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses attributable to an investment in an acquired fund that is not managed or advised by the fund's investment adviser or its affiliates, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Under the terms of the Investment Advisory and Service Agreement between the fund and the investment adviser, acquired fund fees and expenses attributable to an investment in an acquired fund that is managed or advised by the fund’s investment adviser or its affiliates are paid by the investment adviser.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years
Capital Group Core Balanced ETF | Share Class | USD ($)	34	106

Expense Example No Redemption	1 year	3 years
Capital Group Core Balanced ETF | Share Class | USD ($)	34	106

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from September 26, 2023, when the fund commenced investment operations, to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies

In seeking to pursue its investment objective, the fund varies its mix of direct or indirect exposure to equity securities, debt securities and money market instruments (debt securities maturing in one year or less) and cash. Under normal market conditions, the fund’s investment adviser will maintain the following investment mix: 50%-75% in equity securities, at least 25% in debt securities, and the remainder of the fund’s assets (if any) in money market instruments and cash.

The fund seeks to invest in equity securities that offer the opportunity for growth and/or provide income. The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States. In addition, the fund will achieve its allocation to debt securities through investing in one or more fixed income exchange-traded funds (ETFs) managed and advised by the fund’s investment adviser. The proportion of equities, debt and money market instruments and cash held by the fund, as well as the selection of the underlying fixed-income ETF(s), varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The underlying fixed-income ETFs may invest in a broad range of debt securities, including corporate bonds and mortgage-backed and asset-backed securities issued by corporations as well as U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the underlying funds may have significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” The fund’s investment in an underlying fund is not limited to a particular maturity or duration criteria.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results
Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.